EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	6,500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	$ 47,000	$ 69,000	$ 147,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 2 months 1 day	2 years 11 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 8 months 1 day	2 years 4 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	56,000	21,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	27,000	5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	8,000	8,000	8,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	31,000	63,000	75,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 3 months 18 days
Deferred Compensation Liability, Current, Total	1,700,000
Proceeds from Stock Options Exercised	44,000	0
Deferred Profit Sharing [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Allocated Share-based Compensation Expense	267,000	251,000	311,000
Employee Stock Ownership Plan (ESOP), Plan Description	100% of the first 6% of an employee's compensation contributed to the plan.
Nonqualified Supplemental Executive Retirement Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Defined Benefit Plan Provisions	17,000	18,000	71,000
Defined Benefit Pension Plan, Liabilities	319,000	359,000
Other Postretirement Benefit Plans, Defined Benefit1 [Member] | Chief Executive Officer [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Defined Benefit Plan Provisions	19,000	20,000	57,000
Defined Benefit Pension Plan, Liabilities	379,000	394,000
Deferral Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Allocated Share-based Compensation Expense	$ 230,000	$ 220,000	$ 207,000
Incentive Stock Option Plan 2004 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	6,500	5,750	6,000
Omnibus Plan 2010 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0	37,500